TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate
A reconciliation of the theoretical tax expense assuming all income is taxed at the statutory rate to taxes on income (tax benefit) as reported in the statements of income:

	Year ended December 31,
	2017	2016	2015
Income before taxes on income as reported in the statements of income	$4,939	$3,982	$5,256

Statutory tax rate in Israel	24%	25%	26.5%

Theoretical taxes on income	$1,185	$996	$1,393

Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	518	618	224
Reduced tax rate on income derived from "Preferred Enterprises" plans	(111)	75	146
Exempt income (Bargain purchase)	-	-	(1,281)
Earnings from foreign subsidiaries (1)	371	2,685	-
Valuation allowance	8	(40)	(75)
Change in tax rate	414	-	-
Tax in respect of prior years	7	(151)	(12)
Other adjustments	45	(200)	130
Permanent differences	(104)	(118)	119
Taxes on income as reported in the statements of income	$2,333	$3,865	$644

(1)
During 2017 and 2016, the Company recorded an accrual that related to a tax liability due to actual distribution of earnings from foreign subsidiaries of the Company and due to the possibility of future distribution of earnings from such foreign subsidiaries.

Schedule of Income (Loss) from Continuing Operations Before Income Tax Domestic and Foreign
Income before taxes on income is comprised as follows:

	Year ended December 31,
	2017	2016	2015

Domestic (Israel)	$1,337	$(650)	$3,840
Foreign (United States)	3,602	4,632	1,416

	$4,939	$3,982	$5,256

Schedule of Components of Income Tax Provision
Taxes on income (tax benefit) included in the statements of income:

	Year ended December 31,
	2017	2016	2015
Current:
Domestic (Israel)	$431	$334	$225
Foreign (United States)	1,937	1,792	452

	2,368	2,126	677
Deferred:
Domestic (Israel)	210	2,135	(170)
Foreign (United States)	(252)	(245)	149

	(42)	1,890	(21)
Previous years:
Foreign (United States)	7	(151)	(12)

	7	(151)	(12)

	$2,333	$3,865	$644

Schedule of Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of TAT's deferred tax liabilities and assets are as follows:
	December 31,
	2017	2016
Deferred tax assets:
Provision for doubtful accounts	$160	$102
Unrealized gains	124	138
Provisions for employee benefits	369	476
Inventory	1,397	1,608
Goodwill and intangible assets	156	360
Tax credits carryforward	75	347
Capital and state tax losses carryforward	3,417	3,409
Net operating losses carryforward	509	817
Other	246	237
Deferred tax assets, before valuation allowance	$6,453	$7,494
Valuation allowance	(3,417)	(3,409)
Deferred tax assets, net	$3,036	$4,085

Deferred tax liabilities:
Property, plant and equipment and intangible assets	(2,120)	(2,643)
Earnings from foreign subsidiaries (1)	(2,200)	(2,259)
Other temporary differences deferred tax liabilities	(140)	(225)
Deferred tax liabilities	$(4,460)	$(5,127)

Net	$(1,424)	$(1,042)

(1)	The Company record an accrual that related to a deferred tax liability due to the possibility of future distribution of earnings from foreign subsidiaries of the company.

Schedule of changes in valuation allowance for deferred tax assets
The following table summarizes the changes in the valuation allowance for deferred tax assets:

Balance, December 31, 2014	$3,574
Deductions during the year	(125)
Balance, December 31,2015	3,449

Deductions during the year	(40)
Balance, December 31,2016	3,409

Additions during the year	8
Balance, December 31,2017	$3,417